Interim Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 5,755,972	$ 2,190,722	$ 2,731,979
Accounts receivable, net	2,634,041	1,592,653	2,394,542
Inventory, net	3,585,165	3,350,889	4,222,917
Prepaid expenses and deposits	1,259,806	505,438	621,527
Deferred costs and other current assets	504,551	508,987	507,186
Total current assets	13,739,535	8,148,689	10,478,151
Non-current assets
Property and equipment, net	24,980,042	25,041,313	26,042,616
Right of use assets, net	1,632,991	1,678,072	2,439,888
Intangible assets, net	1,084,859	1,122,199	2,232,153
Assets held for sale	400,000	400,000	1,445,483
Other assets	12,605	12,605	338,685
Total assets	41,850,032	36,402,878	42,976,976
Current liabilities
Accounts payable and other accrued liabilities	5,210,220	4,768,534	6,613,793
Holdback liability			935,618
Related party payables	1,423,902	1,916,770	1,488,866
Current portion of notes payable	864,557	1,001,395	1,337,490
Current portion of related party consideration payable	105,000	340,000	500,000
Lease liabilities, short term	167,154	160,285	302,736
Taxes payable	80,411	161,770	227,307
Total current liabilities	7,851,244	8,348,754	11,405,810
Non-current liabilities
Lease liabilities, net of current portion	1,610,589	1,659,120	2,282,743
Notes payable, net of current	9,665,249	9,783,361	9,246,547
Convertible debentures, net of current and discount			9,976,000
Derivative liabilities, long term	11,514,895	8,893,600	9,007,907
Uncertain tax positions	16,190,724	15,219,548	12,608,732
Deferred tax liability	766,796	766,796	883,181
Total liabilities	47,599,497	44,671,179	55,410,920
Stockholders’ Deficit
Common stock; no par value; unlimited shares authorized; 257,947,996 and 172,984,299 shares issued and outstanding as of December 31, 2025 and 2024, respectively
Additional paid-in capital	132,301,294	131,445,688	109,650,027
Accumulated other comprehensive loss	(336,879)	(336,879)	(336,536)
Accumulated deficit	(139,803,363)	(139,377,110)	(121,747,435)
Total equity attributable to stockholders’ of Leef Brands Inc.	(5,749,465)	(8,268,301)	(12,433,944)
Non-controlling interest
Total stockholders’ equity (deficit)	(5,749,465)	(8,268,301)	(12,433,944)
Total liabilities and stockholders’ equity (deficit)	41,850,032	36,402,878	$ 42,976,976
Series A-1 Preferred Stock [Member]
Stockholders’ Deficit
Series A-1 Preferred stock; no par value; unlimited shares authorized; 10,726,579 and 0 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	$ 2,089,483